UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06121

Morgan Stanley Pacific Growth Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York			10020
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	October 31, 2006

Date of reporting period:	October 31, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Pacific Growth Fund Inc. performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the year ended October 31, 2006

Total Return for the 12 Months Ended October 31, 2006
Class A	Class B	Class C	Class D	MSCI Japan Index[1,2]
26.05%	25.08%	25.15%	26.35%	16.54%

MSCI All Country Asia Pacific Free ex-Japan Index[1,3]	50/50 Blended Index[4]	MSCI World Index[1,5]	Lipper Pacific Region Funds Index[6]
32.82%	24.52%	21.32%	26.45%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

During this 12-month period, global investors consistently monitored the price of energy, inflation, U.S. monetary policy, global monetary tightening, and the potential of an economic slowdown in the United States. At the close of 2005, Asia posted double-digit returns for the third consecutive year and began 2006 with relatively strong positive momentum against a backdrop of falling oil prices. However, sentiment took a cautious tone later in the first quarter as the U.S. federal funds target rate continued to rise, core inflation concerns intensified and U.S economic data softened. The second quarter began on a relatively benign note. But volatility rose sharply in early May when investor sentiment and risk tolerance fell dramatically, driven by concerns over high energy and commodity prices, rapidly rising inflation and corresponding tightening global liquidity. The flight to quality caused emerging markets, including those located in Asia, to correct sharply. In contrast, developed Asian markets such as Singapore and Hong Kong outperformed their regional peers but underperformed other international developed markets. Most regional markets rebounded after June when the U.S. Federal Open Market Committee (the "Fed") paused rates, which appeared to ease investors' concerns about the possibility of a sharp economic correction in the U.S.

The Japanese stock markets were volatile during the 12-month period. The highest growth stocks were the weakest performing segment of the Japanese markets, plunging by double digits during the period under review.

Early in the period, Japanese stocks were supported by expectations of progress in structural reforms under the third Koizumi cabinet, a recovery in the Japanese economy, and a favorable external environment for exporting sectors driven by the weakening yen. However, in January, Tokyo prosecutors raided the headquarters of an internet company on suspicion that an affiliate violated the Securities and Exchange Law. The scandal triggered a sell-off among small- and mid-cap stocks, and speculation grew that some start-up companies that had risen sharply in the final months of 2005 may also encounter similar issues with their operations.

In March, the stock markets gained once again, supported by a number of positive developments. The Bank of Japan announced it would lift its ultra-loose monetary policy, land prices were rising, and stock markets reached their highest level for the year on the back of the Bank of Japan's TANKAN business sentiment survey. However, even though some economic data such as gross domestic product, the consumer price index and industrial production proved that Japanese economy was solid, the stock markets severely dropped from May to July due mainly to uncertainties over the future of domestic and U.S. monetary policy as well as mounting geopolitical risks, as North Korea tested a series of missiles and Israel engaged in conflict with Hezbollah. The rapid yen appreciation and rising crude oil prices also hurt exporting sectors such as autos and technology.

In August, the stock markets rebounded as geopolitical tensions in the Middle East eased and some economic data, including machinery orders and capital expenditures, proved that the Japanese economy generally remained sound. However, the markets were dragged down in September by concerns of economic slowdown triggered by substantially weaker-than-expected July machinery orders. In October, as worldwide stock markets were in an upward trend, the Japanese stock markets recovered, bolstered by a better-than-expected TANKAN business sentiment survey.

Foreign institutional investors that were net buyers of Japanese stocks for the November 2004 to October 2005 period continued to be net buyers for the same period this year. Conversely, individual investors continued their trend of net selling, as they had done during the same period last year.

Performance Analysis

Morgan Stanley Pacific Growth Fund outperformed the Morgan Stanley Capital International (MSCI) Japan Index, the 50/50 Blended Index (blend of the MSCI Japan Index and MSCI All Country Asia Pacific Free ex-Japan Index) and the MSCI World Index during the period and underperformed the MSCI All Country Asia Pacific Free ex-Japan Index and the Lipper Pacific Region Funds Index for the 12 months ended October, 31, 2006, assuming no deduction of applicable sales charges.

Overall, stock selection was the primary contributor to performance while country allocation had detracted from performance during this period. Relative to the 50/50 Blended Index, from a top-down perspective, the Fund's underweight country exposure in South Korea and Hong Kong and overweight exposure in Japan had detracted from performance, while overweights in Indonesia and Singapore were positive contributors. From a bottom-up perspective, stock selection in Japan was a material contributor to performance (as detailed below). Additionally, the Fund's overweight position in South Korean metals and mining stocks and heavy engineering stocks combined with an overweight in niche Taiwan technology stocks also gave performance a boost. The Fund's overweight in Singapore real estate stocks and in Australian metals and mining, beverages and energy stocks also led the portfolio to outperform.

The Japan portion was the best contributor to the Fund for the 12-month period, relative to the 50/50 Blended Index, largely supported by our stock selection in the capital goods, technology hardware and equipment, and software and services sectors. Chief among the best performing stock picks was a game console company that benefited from strong sales of one of its products and anticipation for the release of a next generation product, as well as a weakening Japanese yen. Other contributors included an auto company whose share price advanced due to strong sales overseas and weaker yen. On the other hand, the Fund's largest detractor was a chemical company. Their double-digit earnings growth slowed because the business climate in that industry has dramatically deteriorated.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Bharat Heavy Electricals Ltd.	2.3%
Toyota Motor Corp.	1.9
Canon Inc.	1.7
BHP Billiton Ltd.	1.6
Nintendo Co., Ltd.	1.5
Nissan Motor Co., Ltd.	1.5
Matsushita Electric Industrial Co., Ltd.	1.5
China Mobile Ltd.	1.4
China Construction Bank (Class H)	1.4
Fujitsu Ltd.	1.3
TOP FIVE COUNTRIES
Japan	48.6%
Australia	11.4
Hong Kong	8.4
South Korea	7.5
Taiwan	7.0

Data as of October 31, 2006. Subject to change daily. All percentages for top 10 holdings and top five countries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in common stocks (including depositary receipts) and other securities of companies which have a principal place of business in, or which derive a majority of their revenues from business in, Asia, Australia or New Zealand. The principal Asian countries include: Japan, Malaysia, Singapore, Hong Kong, Thailand, the Philippines, India, Indonesia, Taiwan and South Korea. The Fund's assets will be invested in at least three countries. The Fund, however, may invest more than 25 percent of its net assets in Japan, Hong Kong, Malaysia, South Korea and/or Taiwan. Thus, the investment performance of the Fund may be subject to the social, political and economic events occurring in those countries to a greater extent than other countries.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of $10,000 Investment—Class B

Average Annual Total Returns—Period Ended October 31, 2006
Symbol	Class A Shares* (since 07/28/97) TGRAX	Class B Shares** (since 11/30/90) TGRBX	Class C Shares† (since 07/28/97) TGRCX	Class D Shares†† (since 07/28/97) TGRDX
1 Year	26.05%[7] 19.43 [8]	25.08%[7] 20.08 [8]	25.15%[7] 24.15 [8]	26.35%[7] —
5 Years	16.99 [7] 15.74 [8]	16.03 [7] 15.81 [8]	16.13 [7] 16.13 [8]	17.24 [7] —
10 Years	— —	0.27 [7] 0.27 [8]	— —	— —
Since Inception	0.63 [7] 0.05 [8]	4.95 [7] 4.95 [8]	(0.09) [7] (0.09) [8]	0.86 [7] —

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class D has no sales charge.

(1)  The Fund's benchmark is being changed from the MSCI World Index to the MSCI Japan Index and the MSCI All Country Asia Pacific Free ex-Japan Index to more accurately reflect the Fund's investable universe.

(2)  The Morgan Stanley Capital International (MSCI) Japan Index is a capitalization weighted index that measures the performance of certain companies traded on the Japanese stock market, in US dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by Japan. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)  The Morgan Stanley Capital International (MSCI) All Country Asia Pacific Free ex-Japan Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the Asia Pacific Region, excluding Japan. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. Returns prior to 12/31/98 reflect those using "gross dividends" as the "net dividends" data was not available until after 12/31/98. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(4)  The 50/50 Blended Index is comprised of two Morgan Stanley Capital International (MSCI) indexes; Japan and All Country Asia Pacific Free ex-Japan, with each index weighted equally. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(5)  The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets including the U.S., Canada, Europe, Australia, New Zealand, and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(6)  The Lipper Pacific Region Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Pacific Region Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index.

(7)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(8)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

‡  Ending value assuming a complete redemption on October 31, 2006.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 05/01/06 – 10/31/06.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	05/01/06	10/31/06	05/01/06 – 10/31/06
Class A
Actual (-1.91% return)	$1,000.00	$980.90	$8.94
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.18	$9.10
Class B
Actual (-2.25% return)	$1,000.00	$977.50	$12.66
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.40	$12.88
Class C
Actual (-2.25% return)	$1,000.00	$977.50	$12.66
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.40	$12.88
Class D
Actual (-1.73% return)	$1,000.00	$982.70	$7.70
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.44	$7.83

*  Expenses are equal to the Fund's annualized expense ratios of 1.79%, 2.54%, 2.54% and 1.54% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  October 31, 2006

NUMBER OF SHARES		VALUE
	Common Stocks (98.8%)
	Australia (11.4%)
	Apparel/Footwear
105,221	Billabong International Ltd. (b)	$1,277,161
	Beverages: Alcoholic
226,200	Foster's Group Ltd. (Australia)	1,129,404
13,785	Lion Nathan Ltd.	88,462
104,500	McGuigan Simeon Wines Ltd.	213,559
		1,431,425
	Casino/Gaming
291,700	Tattersall's Ltd. (b)	821,930
	Engineering & Construction
46,400	Boom Logistics Ltd.	149,061
	Financial Conglomerates
17,600	Macquarie Bank Ltd.	1,015,681
61,450	Promina Group Ltd.	323,465
30,950	Suncorp-Metway Ltd. (b)	498,335
		1,837,481
	Food Retail
325,000	Metcash Ltd.	1,076,773
	Forest Products
71,400	Great Southern Plantations Ltd. (b)	154,758
160,500	Gunns Ltd. (b)	360,305
		515,063
	Gas Distributors
164,300	Origin Energy Ltd.	911,914
	Industrial Conglomerates
51,550	Wesfarmers Ltd.	1,378,314
	Investment Managers
117,750	AMP Ltd.	865,928
	Investment Trusts/ Mutual Funds
152,500	Macquarie Infrastructure Group (Units)†(Stapled Securities)***	399,010

NUMBER OF SHARES		VALUE
	Major Banks
51,150	Australia and New Zealand Banking Group Ltd.	$1,149,845
9,200	Commonwealth Bank of Australia	339,706
62,500	National Australia Bank Ltd.	1,847,196
44,450	Westpac Banking Corp.	824,089
		4,160,836
	Multi-Line Insurance
87,600	Insurance Australia Group Ltd.	376,352
	Oil Refining/Marketing
64,300	Caltex Australia Ltd.	1,102,508
	Other Metals/Minerals
146,101	BHP Billiton Ltd.	3,085,280
11,450	Rio Tinto Ltd.	694,894
		3,780,174
	Other Transportation
119,200	Macquarie Airports (Stapled Securities)***	296,195
	Property - Casualty Insurers
27,900	QBE Insurance Group Ltd.	533,456
	Real Estate Investment Trusts
47,550	Westfield Group (Stapled Securities)*** (b)	685,742
	Total Australia	21,599,323
	China (2.6%)
	Airlines
1,036,000	Air China Ltd. (b)	519,485
	Banks - Commercial
898,000	Industrial and Commercial Bank of China*	401,795
	Electric Utilities
360,000	Huaneng Power International, Inc. (Class H)	282,809

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  October 31, 2006 continued

NUMBER OF SHARES		VALUE
	Integrated Oil
132,000	China Petroleum & Chemical Corp.	$91,647
834,000	PetroChina Co., Ltd.	918,958
		1,010,605
	Life/Health Insurance
456,000	China Life Insurance Co., Ltd. (Class H) (b)	960,346
	Multi-Line Insurance
280,000	Ping An Insurance (Group) Co. of China, Ltd. (Class H)	973,810
	Steel
333,000	Angang New Steel Co., Ltd.	340,377
1,007,000	Maanshan Iron & Steel Co., Ltd.	400,071
		740,448
	Total China	4,889,298
	Hong Kong (8.4%)
	Agricultural Commodities/ Milling
496,000	Global Bio-chem Technology Group Co., Ltd. (b)	145,400
	Apparel/Footwear Retail
183,500	Esprit Holdings Ltd.	1,776,560
	Consumer Sundries
818,000	Moulin Global Eyecare Holdings Ltd.** (a) *	0
	Electronic Equipment/ Instruments
711,000	Gome Electrical Appliance	612,482
	Electric Utilities
390,000	China Resources Power Holdings Co., Ltd.	486,391
	Engineering & Construction
712,800	New World Development Co., Ltd.	1,220,733
	Home Furnishings
1,049,000	Samson Holding Ltd.	512,517

NUMBER OF SHARES		VALUE
	Industrial Conglomerates
55,000	Hutchison Whampoa Ltd.	$487,933
37,000	Swire Pacific Ltd. (Class A)	390,803
		878,736
	Industrial Specialties
133,000	Kingboard Chemical Holdings Ltd.	472,820
	Major Banks
290,000	BOC Hong Kong (Holdings) Ltd.	648,778
	Property - Casualty Insurers
1,890,000	PICC Property & Casualty Company Ltd.*	675,547
	Real Estate Development
55,000	Cheung Kong (Holdings) Ltd.	598,249
159,000	Great Eagle Holdings Ltd. (b)	427,260
116,000	HongKong Land Holdings Ltd.	436,160
282,000	Hysan Development Co., Ltd.	710,647
		2,172,316
	Regional Banks
5,721,000	China Construction Bank (Class H) (b)	2,574,476
18,000	Dah Sing Financial Group	157,489
		2,731,965
	Tools/Hardware
626,000	Techtronic Industries Co., Ltd.	886,961
	Wireless Telecommunications
322,000	China Mobile Ltd.	2,616,506
	Total Hong Kong	15,837,712
	India (2.7%)
	Electrical Products
79,700	Bharat Heavy Electricals Ltd.	4,274,697

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  October 31, 2006 continued

NUMBER OF SHARES		VALUE
	Regional Banks
271,600	Union Bank of India Ltd.** (a)	$818,426
	Total India	5,093,123
	Indonesia (2.5%)
	Gas Distributors
183,000	PT Perusahaan Gas Negara	229,152
	Major Telecommunications
1,280,000	PT Telekomunkasi Indonesia Tbk (Series B)	1,181,019
	Motor Vehicles
341,000	PT Astra International Tbk	501,911
	Real Estate Development
22,991,000	PT Kawasan Industri Jababeka Tbk	303,045
	Regional Banks
1,287,000	PT Bank Central Asia Tbk	657,354
897,500	PT Bank Mandiri	268,639
1,143,500	PT Bank Rakyat Indonesia	615,460
		1,541,453
	Specialty Stores
1,942,100	PT Mitra Adiperkasa Tbk	206,924
	Trucks/Construction/ Farm Machinery
1,170,000	PT United Tractors Tbk	841,773
	Total Indonesia	4,805,277
	Japan (48.6%)
	Auto Parts: O.E.M.
46,600	NIFCO Inc.	956,306
15,000	Toyoda Gosei Co., Ltd.	348,226
		1,304,532
	Building Products
114,000	Nippon Sheet Glass Company, Ltd. (b)	511,757
134,000	Sanwa Shutter Corp.	767,678
		1,279,435

NUMBER OF SHARES		VALUE
	Chemicals: Major Diversified
208,000	Mitsubishi Chemical Holdings Corp.	$1,330,346
	Chemicals: Specialty
178,000	Daicel Chemical Industries, Ltd.	1,182,608
307,000	Denki Kagaku Kogyo Kabushiki Kaisha	1,168,149
139,000	Kaneka Corp. (b)	1,343,053
70,200	Shin-Etsu Polymer Co., Ltd.	993,425
		4,687,235
	Commercial Printing/Forms
78,000	Dai Nippon Printing Co., Ltd.	1,161,163
12,800	Nissha Printing Co., Ltd. (b)	598,683
		1,759,846
	Computer Peripherals
82,100	Mitsumi Electric Co., Ltd.	1,203,946
	Computer Processing Hardware
290,000	Fujitsu Ltd.	2,365,626
	Electric Utilities
38,300	Tokyo Electric Power Co., Inc.	1,113,467
	Electrical Products
275,000	Furukawa Electric Co., Ltd.	1,963,446
	Electronic Components
20,700	TDK Corp.	1,619,538
	Electronic Distributors
32,300	Ryosan Co., Ltd.	824,416
	Electronic Equipment/ Instruments
59,000	Canon Inc.	3,163,147
21,700	Kyocera Corp.	1,946,413
136,000	Matsushita Electric Industrial Co., Ltd.	2,843,266
339,000	NEC Corp.	1,745,002
110,000	Ricoh Co., Ltd.	2,172,723
353,000	Toshiba Corp. (b)	2,233,604
		14,104,155

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  October 31, 2006 continued

NUMBER OF SHARES		VALUE
	Electronics/Appliances
83,800	Casio Computer Co., Ltd. (b)	$1,694,630
48,800	Fuji Photo Film Co., Ltd.	1,810,962
19,400	Rinnai Corp. (b)	550,731
37,800	Sony Corp.	1,567,593
		5,623,916
	Engineering & Construction
66,000	Kyudenko Corp.	318,290
62,000	Maeda Road Construction Co., Ltd.	428,354
192,000	Obayashi Corp.	1,259,205
34,000	Sanki Engineering Co., Ltd.	198,563
		2,204,412
	Finance/Rental/Leasing
56,700	Hitachi Capital Corp. (b)	1,119,940
	Food Retail
44,700	FamilyMart Co., Ltd.	1,211,620
	Food: Meat/Fish/Dairy
77,000	Nippon Meat Packers, Inc.	851,313
	Food: Specialty/Candy
33,100	House Foods Corp. (b)	540,015
	Home Building
154,000	Sekisui Chemical Co., Ltd.	1,361,573
92,000	Sekisui House, Ltd.	1,454,536
		2,816,109
	Industrial Conglomerates
304,000	Hitachi Ltd.	1,754,596
	Industrial Machinery
131,000	Amada Co., Ltd.	1,300,479
80,000	Daifuku Co., Ltd.	1,042,497
56,100	Daikin Industries, Ltd.	1,582,984
32,900	Fuji Machine Mfg. Co., Ltd.	651,248
67,000	Fujitec Co., Ltd.	418,213
426,000	Mitsubishi Heavy Industries, Ltd.	1,901,428
174,000	Tsubakimoto Chain Co.	925,421
		7,822,270

NUMBER OF SHARES		VALUE
	Industrial Specialties
37,800	Lintec Corp.	$862,984
106,000	Toyo Ink Mfg. Co., Ltd.	427,807
		1,290,791
	Major Telecommunications
243	Nippon Telegraph & Telephone Corp.	1,223,831
	Metal Fabrications
152,000	Minebea Co., Ltd.	926,687
130,000	Mitsui Mining & Smelting Co., Ltd.	629,158
		1,555,845
	Miscellaneous Manufacturing
70,000	Kurita Water Industries Ltd.	1,430,526
	Motor Vehicles
243,900	Nissan Motor Co., Ltd.	2,921,795
78,800	Suzuki Motor Corp. (b)	2,236,990
59,000	Toyota Motor Corp.	3,496,109
59,600	Yamaha Motor Co., Ltd.	1,630,782
		10,285,676
	Movies/Entertainment
24,700	TOHO Co., Ltd.	466,755
	Pharmaceuticals: Other
43,500	Astellas Pharma Inc.	1,960,197
63,700	Daiichi Sankyo Co., Ltd.	1,895,477
28,800	Ono Pharmaceutical Co., Ltd. (b)	1,406,139
		5,261,813
	Railroads
174	East Japan Railway Co.	1,217,033
	Recreational Products
14,300	Nintendo Co., Ltd.	2,924,805
67,000	Yamaha Corp.	1,432,236
		4,357,041
	Semiconductors
12,900	Rohm Co., Ltd.	1,186,866
	Steel
179,000	Nippon Steel Corp. (b)	728,551

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  October 31, 2006 continued

NUMBER OF SHARES		VALUE
	Textiles
55,000	Nisshinbo Industries, Inc.	$558,700
208,000	Teijin Ltd.	1,161,385
		1,720,085
	Wholesale Distributors
17,900	Hitachi High-Technologies Corp.	532,638
120,300	Mitsubishi Corp.	2,324,737
63,000	Nagase & Co., Ltd.	767,636
		3,625,011
	Total Japan	91,850,003
	Malaysia (0.7%)
	Electric Utilities
184,000	Tenaga Nasional Berhad	503,558
	Engineering & Construction
289,200	Gamuda Berhad	313,419
287,800	Road Builder (M) Holdings Berhad	229,200
		542,619
	Food: Specialty/Candy
20,500	PPB Oil Palms Berhad	46,004
	Real Estate Development
623,800	Bandar Raya Developments Berhad	191,203
	Total Malaysia	1,283,384
	Pakistan (0.6%)
	Major Banks
107,320	National Bank of Pakistan	504,806
	Major Telecommunications
365,800	Pakistan Telecommunication Co. Ltd.	269,264
	Oil & Gas Production
161,800	Oil & Gas Development Co. Ltd.	397,090
	Total Pakistan	1,171,160

NUMBER OF SHARES		VALUE
	Philippines (0.9%)
	Financial Conglomerates
60,900	Ayala Corporation	$598,256
	Specialty Telecommunications
22,755	Philippine Long Distance Telephone Co.	1,076,620
	Total Philippines	1,674,876
	Singapore (4.9%)
	Electronic Components
542,000	UniSteel Technology Ltd.	713,249
	Major Banks
81,000	DBS Group Holdings Ltd.	1,060,727
183,600	Oversea-Chinese Banking Corp., Ltd.	825,010
		1,885,737
	Publishing: Newspapers
74,000	Singapore Press Holdings Ltd.	198,562
	Real Estate Development
419,000	Capitaland Ltd.	1,465,881
99,000	City Developments Ltd.	699,063
675,000	United Industrial Corp., Ltd.	810,277
		2,975,221
	Real Estate Investment Trusts
46,000	Capitacommerical Trust	63,782
885,400	CDL Hospitality Trust*	670,671
756,000	Suntec Real Estate Investment Trust	752,215
		1,486,668
	Regional Banks
127,000	United Overseas Bank Ltd.	1,442,997
	Semiconductors
311,000	Chartered Semiconductor Manufacturing Ltd. (b) *	237,572

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  October 31, 2006 continued

NUMBER OF SHARES		VALUE
	Trucks/Construction/ Farm Machinery
136,000	SembCorp Industries Ltd.	$319,528
	Total Singapore	9,259,534
	South Korea (7.5%)
	Advertising/Marketing Services
2,805	Cheil Communications, Inc.	617,415
	Apparel/Footwear
11,490	Cheil Industries Inc.	477,785
	Beverages: Alcoholic
4,061	Hite Brewery Co., Ltd.	482,478
	Department Stores
848	Shinsegae Co., Ltd.	488,452
	Electronics/Appliances
17,820	Woongjin Coway Co., Ltd.	467,853
	Engineering & Construction
7,640	GS Engineering & Construction Corp.	594,051
	Financial Conglomerates
10,650	GS Holdings Corp	372,247
16,570	Shinhan Financial Group Co., Ltd.	763,728
		1,135,975
	Food: Specialty/Candy
2,126	Orion Corp.	575,082
	Household/Personal Care
890	Amorepacific Corp.*	460,719
	Internet Software/Services
6,200	CD Networks Co. Ltd.*	206,513
3,650	NHN Corp.*	362,019
		568,532
	Major Banks
11,420	Kookmin Bank	907,349
	Oil Refining/Marketing
7,560	SK Corp.	554,149

NUMBER OF SHARES		VALUE
	Other Metals/Minerals
5,280	Korea Zinc Co., Ltd.	$582,497
	Property - Casualty Insurers
4,330	Samsung Fire & Marine Insurance Co., Ltd.	670,606
	Semiconductors
12,140	Hyundai Electronics Industries Co.*	440,424
3,349	Samsung Electronics Co., Ltd.	2,170,615
		2,611,039
	Telecommunication Equipment
49,880	LG Telecom Ltd.*	576,739
	Trucks/Construction/ Farm Machinery
19,760	Doosan Infracore Co., Ltd.	380,443
6,410	Hyundai Heavy Industries Co., Ltd.	941,747
5,130	Hyundai Mipo Dockyard	680,227
		2,002,417
	Wireless Telecommunications
1,613	SK Telecom Co., Ltd.	349,908
	Total South Korea	14,123,046
	Taiwan (7.0%)
	Computer Peripherals
225,741	Hon Hai Precision Industry Co., Ltd.	1,465,501
	Computer Processing Hardware
241,000	Acer Inc.	437,786
15,600	High Tech Computer Corp.	387,709
359,268	Wistron Corp.	416,683
		1,242,178
	Electronic Components
239,700	Everlight Electronics Co., Ltd.	631,835
209,968	Transcend Information	483,886

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  October 31, 2006 continued

NUMBER OF SHARES		VALUE
188,700	Tripod Technology Corp.	$588,355
261,000	TXC Corp.	389,986
		2,094,062
	Electronic Equipment/ Instruments
645,229	Delta Electronics, Inc.	1,827,128
	Electronics/Appliance Stores
74,686	Largan Precision Co., Ltd.	1,489,449
	Electronics/Appliances
202,001	Tsann Kuen Enterprise Co., Ltd.	170,388
	Financial Conglomerates
141,374	Cathay Financial Holding Co.	274,699
573,371	Shin Kong Financial Holding Co., Ltd.	507,821
500,536	Taishin Financial Holdings Co., Ltd.*	257,091
		1,039,611
	Miscellaneous Manufacturing
79,630	Catcher Technology Co., Ltd.	688,478
	Regional Banks
891,000	Chang Hwa Commercial Bank*	554,275
283,720	Chinatrust Financial Holding Co., Ltd.	206,412
		760,687
	Semiconductors
128,700	MediaTek Inc.	1,258,117
598,625	Powerchip Semiconductor Corp.	369,689
304,000	Realtek Semiconductor Corp.	404,785
200,000	Sonix Technology Co. Ltd.	393,434
		2,426,025
	Total Taiwan	13,203,507

NUMBER OF SHARES		VALUE
	Thailand (1.0%)
	Home Building
506,600	Land & Houses PCL (Alien Shares)	$119,403
	Major Banks
157,900	Kasikornbank PCL (Alien Shares)	309,777
	Oil & Gas Production
64,500	PTT Exploration and Production PCL (Alien Shares)	191,567
	Oil Refining/Marketing
45,100	PTT PCL (Alien Shares)	272,812
	Regional Banks
95,800	Bangkok Bank PCL (Alien Shares)	313,243
180,400	Siam Commercial Bank PCL (Alien Shares)	319,510
		632,753
	Wireless Telecommunications
115,800	Advanced Info Service PCL (Alien Shares)	285,556
	Total Thailand	1,811,868
	Total Common Stocks (Cost $145,395,947)	186,602,111
	Preferred Stocks (0.6%)
	South Korea (0.6%)
	Motor Vehicles
4,300	Hyundai Motor Co., Ltd.	202,981
	Semiconductors
1,843	Samsung Electronics Co., Ltd.	893,445
	Total Preferred Stocks (Cost $526,093)	1,096,426

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  October 31, 2006 continued

NUMBER OF SHARES		VALUE
	China (0.0%)
	Investment Trusts/Mutual Funds
100,000	Investment Co. of China** (a)* (Cost $783,625)	$0
PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investments (6.7%)
	Short-Term Debt Securities held as Collateral on Loaned Securities (6.3%)
$359	Alliance and Leister Plc., 5.31%, 11/30/07 (d)	358,577
717	Amsouth Bank, 5.30%, 11/13/06 (d)	717,155
71	Aspen Funding Corp., 5.29%, 11/15/06	71,370
179	Bancaja, 5.37%, 11/30/07 (d)	179,290
	Bank of America,
79	5.31%, 11/07/06 (d)	78,888
574	5.32%, 05/15/07 (d)	573,724
179	Bank of New York Co., Inc. 5.31%, 11/30/07 (d)	179,289
297	Barton Capital Corp., 5.30%, 11/08/06	296,637
	Bear Stearns,
359	5.36%, 11/30/07 (d)	358,579
143	5.37%, 03/08/07 (d)	143,486
215	5.37%, 03/12/07 (d)	215,146
358	BNP Paribas Mtn., 5.36%, 11/30/07 (d)	358,578
251	CIC NY, 5.31%, 09/04/07 (d)	250,972
366	Dekabank Deutsche Girozentrale, 5.39%, 11/30/07 (d)	365,749
862	Deutsche Bank Securities Inc., 5.33%, 11/01/06	861,528

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$359	Dexia Bank NY, 5.33%, 09/28/07 (d)	$358,507
359	Five Finance Inc., 5.33%, 11/17/06 (d)	358,584
	Goldman Sachs Group, Inc.,
179	5.37%, 11/30/07 (d)	179,289
337	5.42%, 10/31/07 (d)	337,063
179	HSBC Finance Corp., 5.31%, 11/30/07 (d)	179,289
179	Liberty Lighthouse US Capital, 5.33%, 02/01/07 (d)	179,271
108	Manufacturers and Traders, 5.31%, 12/29/06 (d)	107,569
188	Merrill Lynch and Company, 5.35%, 04/26/07 (d)	188,482
	Natexis Banques Populaires NY,
179	5.35%, 02/28/07 (d)	179,289
359	5.34%, 04/05/07 (d)	358,577
	National City Bank Cleveland,
341	5.32%, 03/01/07 (d)	340,617
179	5.32%, 09/18/07 (d)	179,275
717	National Rural Utilities Coop., Fin., 5.31%, 11/30/07 (d)	717,155
416	Nationwide Building Society, 5.42%, 10/31/07 (d)	415,950
538	Nordea Bank New York, 5.31%, 05/16/07 (d)	537,846
359	Norinchukin Bank NY, 5.33%, 11/01/06	358,577
286	Scaldis Capital LLC., 5.29%, 11/07/06	285,686
359	Skandi New York, 5.31%, 11/30/07 (d)	358,577
359	SLM Corp., 5.32%, 11/30/07 (d)	358,577
251	Unicredito Italiano Bank (IRE) Plc., 5.33%, 11/30/07 (d)	251,004

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  October 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Wells Fargo Bank San Francisco N.A.,
$72	5.30%, 12/01/06 (d)	$71,715
538	5.31%, 12/18/06 (d)	537,858
122	World Savings Bank FSB., 5.32%, 10/19/07 (d)	121,916
	Total Short-Term Debt Securities held as Collateral on Loaned Securities (Cost $11,969,641)	11,969,641
	Repurchase Agreement (0.4%)
737	Joint repurchase agreement account 5.30% due 11/01/06 (dated 10/31/06; proceeds $737,109) (c) (Cost $737,000)	737,000
	Total Short-Term Investments (Cost $12,706,641)	12,706,641

Total Investments (Cost $159,412,306) (e)	106.1%	200,405,178
Other Liabilities in Excess of Assets	(6.1)	(11,503,767)
Net Assets	100.0%	$188,901,411

  *  Non-income producing security.

  **  Resale is restricted to qualified institutional investor.

  ***  Comprised of securities in separate entities that are traded as a single stapled security.

  †  Consists of one or more class of securities traded together as a unit; stocks with attached warrants.

  (a)  Securities with total market value equal to $818,426 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

  (b)  All or a portion of these securities were on loan at October 31, 2006.

  (c)  Collateralized by federal agency and U.S. Treasury obligations.

  (d)  Variable/Floating Rate Security - interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on October 31, 2006.

  (e)  The aggregate cost for federal income tax purposes is $163,359,976. The aggregate gross unrealized appreciation is $45,034,950 and the aggregate gross unrealized depreciation is $7,989,748, resulting in net unrealized appreciation of $37,045,202.

Forward Foreign Currency Contracts Open at October 31, 2006:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION/ DEPRECIATION
AUD	208,730		$160,513	11/01/06	$(1,065)
HKD	5,906,302		$759,653	11/01/06	263
	$4,416	MYR	16,090	11/01/06	(12)
	$2,270	AUD	2,950	11/02/06	14
	$114,922	SGD	179,141	11/06/06	74
Net Unrealized Depreciation					$(726)

Currency Abbreviations:
AUD	Australian Dollar.
HKD	Hong Kong Dollar.
MYR	Malaysian Ringgit.
SGD	Singapore Dollar.

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Summary of Investments  ■  October 31, 2006

INDUSTRY	VALUE	PERCENT OF NET ASSETS
Electronic Equipment/ Instruments	$16,543,765	8.8%
Collateral on Loaned Securities	11,969,641	6.3
Motor Vehicles	10,990,567	5.8
Major Banks	8,417,283	4.5
Regional Banks	7,928,281	4.2
Industrial Machinery	7,822,270	4.2
Semiconductors	7,354,947	3.9
Electronics/Appliances	6,262,157	3.3
Electrical Products	6,238,143	3.3
Real Estate Development	5,641,785	3.0
Pharmaceuticals: Other	5,261,813	2.8
Engineering & Construction	4,710,876	2.5
Chemicals: Specialty	4,687,235	2.5
Financial Conglomerates	4,611,323	2.5
Electronic Components	4,426,849	2.3
Other Metals/Minerals	4,362,671	2.3
Recreational Products	4,357,041	2.3
Industrial Conglomerates	4,011,646	2.1
Wholesale Distributors	3,625,011	1.9
Computer Processing Hardware	3,607,804	1.9
Wireless Telecommunications	3,251,970	1.7
Trucks/Construction/ Farm Machinery	3,163,718	1.7
Home Building	2,935,512	1.6
Major Telecommunications	2,674,114	1.4
Computer Peripherals	2,669,447	1.4
Electric Utilities	2,386,225	1.3
Food Retail	2,288,393	1.2
Real Estate Investment Trusts	2,172,410	1.2
Miscellaneous Manufacturing	2,119,004	1.1
Oil Refining/Marketing	1,929,469	1.0
Beverages: Alcoholic	1,913,903	1.0
Property - Casualty Insurers	1,879,609	1.0
Apparel/Footwear Retail	1,776,560	0.9
Industrial Specialties	1,763,611	0.9
Commercial Printing/Forms	1,759,846	0.9
Apparel/Footwear	1,754,946	0.9
Textiles	1,720,085	0.9
Metal Fabrications	1,555,845	0.8

INDUSTRY	VALUE		PERCENT OF NET ASSETS
Electronics/Appliance Stores	$1,489,449		0.8%
Steel	1,468,999		0.8
Multi-Line Insurance	1,350,162		0.7
Chemicals: Major Diversified	1,330,346		0.7
Auto Parts: O.E.M.	1,304,532		0.7
Building Products	1,279,436		0.7
Railroads	1,217,033		0.6
Food: Specialty/Candy	1,161,101		0.6
Gas Distributors	1,141,066		0.6
Finance/Rental/Leasing	1,119,940		0.6
Specialty Telecommunications	1,076,620		0.6
Integrated Oil	1,010,605		0.5
Life/Health Insurance	960,346		0.5
Tools/Hardware	886,961		0.5
Investment Managers	865,928		0.5
Food: Meat/Fish/Dairy	851,313		0.5
Electronic Distributors	824,416		0.4
Casino/Gaming	821,930		0.4
Repurchase Agreement	737,000		0.4
Advertising/Marketing Services	617,415		0.3
Oil & Gas Production	588,657		0.3
Telecommunication Equipment	576,739		0.3
Internet Software/Services	568,532		0.3
Airlines	519,485		0.3
Forest Products	515,063		0.3
Home Furnishings	512,517		0.3
Department Stores	488,452		0.3
Movies/Entertainment	466,755		0.2
Household/Personal Care	460,719		0.2
Banks - Commercial	401,795		0.2
Investment Trusts/ Mutual Funds	399,010		0.2
Other Transportation	296,195		0.2
Specialty Stores	206,924		0.1
Publishing: Newspapers	198,562		0.1
Agricultural Commodities/ Milling	145,400		0.1
	$200,405,178	*	106.1%

* Does not include open forward foreign currency contracts with net unrealized depreciation of $726.

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Financial Statements

Statement of Assets and Liabilities

October 31, 2006

Assets:
Investments in securities, at value (cost $159,412,306) (including $11,369,812 of securities loaned)	$200,405,178
Unrealized appreciation on open forward foreign currency contracts	351
Cash (Including foreign currency of $253,294 at value, with a cost of $253,118)	253,445
Receivable for:
Investments sold	1,554,393
Dividends	471,951
Foreign withholding taxes reclaimed	160,532
Capital stock sold	76,471
Prepaid expenses and other assets	33,201
Total Assets	202,955,522
Liabilities:
Collateral on securities loaned, at value	11,969,641
Unrealized depreciation on open forward foreign currency contracts	1,077
Payable for:
Investments purchased	1,398,090
Capital stock redeemed	236,418
Investment advisory fee	143,482
Distribution fee	74,618
Transfer agent fee	14,624
Administration fee	13,194
Accrued expenses and other payables	202,967
Total Liabilities	14,054,111
Net Assets	$188,901,411
Composition of Net Assets:
Paid-in-capital	$226,869,238
Net unrealized appreciation	40,989,319
Accumulated net investment loss	(403,266)
Accumulated net realized loss	(78,553,880)
Net Assets	$188,901,411
Class A Shares:
Net Assets	$135,554,803
Shares Outstanding (500,000,000 authorized, $.01 par value)	6,933,601
Net Asset Value Per Share	$19.55
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$20.63
Class B Shares:
Net Assets	$43,199,250
Shares Outstanding (500,000,000 authorized, $.01 par value)	2,310,640
Net Asset Value Per Share	$18.70
Class C Shares:
Net Assets	$8,027,131
Shares Outstanding (500,000,000 authorized, $.01 par value)	429,096
Net Asset Value Per Share	$18.71
Class D Shares:
Net Assets	$2,120,227
Shares Outstanding (500,000,000 authorized, $.01 par value)	106,823
Net Asset Value Per Share	$19.85

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Financial Statements continued

Statement of Operations

For the year ended October 31, 2006

Net Investment Loss:
Income
Dividends (net of $267,781 foreign withholding tax)	$3,511,842
Interest	54,670
Income from securities loaned – Net	4,027
Total Income	3,570,539
Expenses
Investment advisory fee	1,713,779
Transfer agent fees and expenses	519,569
Distribution fee (Class A shares)	327,560
Distribution fee (Class B shares)	491,601
Distribution fee (Class C shares)	72,654
Custodian fees	272,464
Administration fee	157,589
Shareholder reports and notices	134,900
Professional fees	101,978
Registration fees	48,406
Directors' fees and expenses	9,428
Other	43,996
Total Expenses	3,893,924
Less: expense offset	(1,738)
Net Expenses	3,892,186
Net Investment Loss	(321,647)
Net Realized and Unrealized Gain: Net Realized Gain on:
Investments	30,168,043
Foreign exchange transactions	134,746
Net Realized Gain	30,302,789
Net Change in Unrealized Appreciation/Depreciation on:
Investments	14,093,595
Translation of other assets and liabilities denominated in foreign currencies	15,152
Net Appreciation	14,108,747
Net Gain	44,411,536
Net Increase	$44,089,889

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED OCTOBER 31, 2006	FOR THE YEAR ENDED OCTOBER 31, 2005
Increase (Decrease) in Net Assets: Operations:
Net investment loss	$(321,647)	$(779,067)
Net realized gain	30,302,789	24,369,158
Net change in unrealized appreciation	14,108,747	9,441,056
Net Increase	44,089,889	33,031,147
Net decrease from capital stock transactions	(37,913,350)	(40,117,196)
Net Increase (Decrease)	6,176,539	(7,086,049)
Net Assets:
Beginning of period	182,724,872	189,810,921
End of Period (Including accumulated net investment losses of $403,266 and $452,420, respectively)	$188,901,411	$182,724,872

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  October 31, 2006

1. Organization and Accounting Policies

Morgan Stanley Pacific Growth Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize capital appreciation of its investments. The Fund was incorporated in Maryland on June 13, 1990 and commenced operations on November 30, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), Morgan Stanley Asset & Investment Trust Management Co., Limited (MSAITM) or Morgan Stanley Investment Management Company (MSIMC) (collectively the "Sub-Advisers"), affiliates of the Investment Adviser, determine that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors. Occasionally, developments affecting the closing prices of securities and other assets

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  October 31, 2006 continued

may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  October 31, 2006 continued

foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Security Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at October 31, 2006 are $11,369,812 and $11,969,641, respectively. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

G. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. Dividends and Distributions to Shareholders —- Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.87% to the portion of the daily net assets not

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  October 31, 2006 continued

exceeding $1 billion; 0.82% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.77% to the portion of the daily net assets in excess of $2 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and Sub-Advisers, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under the Sub-Advisory Agreements between the Sub-Advisers and the Investment Adviser, the Sub-Advisers invest the Fund's assets including the placing of orders for the purchase and sale of portfolio securities. As compensation for their services provided pursuant to the Sub-Advisory Agreements, the Investment Adviser paid MSAITM and MSIMC compensation of $428,244 and $402,938, respectively, for the year ended October 31, 2006.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator and Sub-Advisers. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A; (ii) Class B — up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C — up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $39,401,192 at October 31, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  October 31, 2006 continued

financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended October 31, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.96%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $31, $65,582 and $1,468, respectively and received $76,520 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2006 aggregated $79,947,571 and $119,254,985, respectively.

For the year ended October 31, 2006, the Fund incurred brokerage commissions of $43,936 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator, Sub-Advisers and Distributor, for portfolio transactions executed on behalf of the Fund. At October 31, 2006, the Fund's payable for investments purchased and receivables for investments sold included unsettled trades with Morgan Stanley & Co., Inc. of $85,094 and $81,362, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Sub-Advisers and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended included in Directors' fees and expenses in the Statement of Operations amounted to $6,837. At October 31, 2006, the Fund had an accrued pension liability of $58,614 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  October 31, 2006 continued

distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Capital Stock

Transactions in capital stock were as follows:

	FOR THE YEAR ENDED OCTOBER 31, 2006		FOR THE YEAR ENDED OCTOBER 31, 2005
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	404,538	$7,464,473	273,670	$4,028,259
Conversion from Class B	572,905	10,539,430	8,240,201	117,284,310
Redeemed	(1,700,030)	(31,105,534)	(1,308,277)	(19,420,359)
Net increase (decrease) — Class A	(722,587)	(13,101,631)	7,205,594	101,892,210
CLASS B SHARES
Sold	348,062	6,137,027	500,745	6,969,268
Conversion to Class A	(596,698)	(10,539,430)	(8,511,018)	(117,284,310)
Redeemed	(803,652)	(14,045,458)	(2,353,678)	(32,880,457)
Net decrease — Class B	(1,052,288)	(18,447,861)	(10,363,951)	(143,195,499)
CLASS C SHARES
Sold	104,089	1,837,839	77,361	1,079,981
Redeemed	(89,568)	(1,578,078)	(287,005)	(4,023,821)
Net increase (decrease) — Class C	14,521	259,761	(209,644)	(2,943,840)
CLASS D SHARES
Sold	64,318	1,183,084	386,751	5,684,775
Redeemed	(433,870)	(7,806,703)	(105,121)	(1,554,842)
Net increase (decrease) — Class D	(369,552)	(6,623,619)	281,630	4,129,933
Net decrease in Fund	(2,129,906)	$(37,913,350)	(3,086,371)	$(40,117,196)

6. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  October 31, 2006 continued

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

At October 31, 2006, the Fund's cash balance consisted principally of interest bearing deposits with J.P. Morgan Chase, the Fund's custodian.

At October 31, 2006, investments in securities of issuers in Japan represented 48.6% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2006, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income	$213,843
Undistributed long-term gains	—
Net accumulated earnings	213,843
Capital loss carryforward*	(75,164,250)
Temporary differences	(59,055)
Net unrealized appreciation	37,041,635
Total accumulated losses	$(37,967,827)

*During the year ended October 31, 2006, the Fund utilized $30,466,303 of its net capital loss carryforward. As of October 31, 2006, the Fund had a net capital loss carryforward of $75,164,250 of which $26,405,832 will expire on October 31, 2007, $25,342,356 will expire on October 31, 2009, $8,609,971 will expire on October 31, 2010 and $14,806,091 will expire on October 31, 2011 to offset future capital gains to the extent provided by regulations.

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  October 31, 2006 continued

As of October 31, 2006, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of passive foreign investment companies ("PFICs") and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to foreign currency gains, an expired capital loss carryforward and tax adjustments on PFICs sold by the Fund. To reflect reclassifications arising form the permanent differences, paid-in-capital was charged $238,023,340, accumulated net realized loss was credited $237,652,539 and accumulated net investment loss was credited $370,801.

8. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

9. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, were named as defendants in a consolidated class action. This consolidated action also named as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court for the Southern District of New York on April 16, 2004, generally alleged that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to recommend these funds to investors. The complaint sought, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. On July 2, 2004, defendants moved to dismiss the action. On March 9, 2005, plaintiffs filed a Motion for Leave to File a Supplemental Pleading that would, among other things, expand the allegations and alleged class. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety, with prejudice. Additionally, plaintiffs' Motion for Leave to File a Supplemental Pleading was denied. The time for plaintiffs to appeal the orders granting defendants' motion to dismiss and denying plaintiffs' motion for supplemental pleading has expired. This case is now concluded.

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  October 31, 2006 continued

10. New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 for the fiscal year ending 2008 and the impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Pacific Growth Fund Inc.

Financial Highlights

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

	FOR THE YEAR ENDED OCTOBER 31,
	2006	2005	2004	2003	2002
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$15.51	$13.01	$11.85	$8.60	$8.92
Income (loss) from investment operations:
Net investment income (loss)‡	0.01	0.01	0.01	(0.02)	(0.05)
Net realized and unrealized gain (loss)	4.03	2.49	1.15	3.27	(0.27)
Total income (loss) from investment operations	4.04	2.50	1.16	3.25	(0.32)
Net asset value, end of period	$19.55	$15.51	$13.01	$11.85	$8.60
Total Return†	26.05%	19.22%	9.79%	37.79%	(3.59)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.77%	1.81%	1.74%	1.96%	1.88%
Net investment income (loss)	0.04%	0.06%	0.04%	(0.17)%	(0.40)%
Supplemental Data:
Net assets, end of period, in thousands	$135,555	$118,778	$5,863	$4,931	$4,089
Portfolio turnover rate	41%	25%	26%	40%	32%

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2006	2005	2004	2003	2002
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.95	$12.64	$11.60	$8.53	$8.89
Income (loss) from investment operations:
Net investment loss‡	(0.13)	(0.10)	(0.09)	(0.08)	(0.11)
Net realized and unrealized gain (loss)	3.88	2.41	1.13	3.15	(0.25)
Total income (loss) from investment operations	3.75	2.31	1.04	3.07	(0.36)
Net asset value, end of period	$18.70	$14.95	$12.64	$11.60	$8.53
Total Return†	25.08%	18.28%	8.97%	35.99%	(4.05)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	2.52%	2.56%	2.51%	2.72%	2.64%
Net investment loss	(0.71)%	(0.69)%	(0.73)%	(0.93)%	(1.16)%
Supplemental Data:
Net assets, end of period, in thousands	$43,199	$50,266	$173,504	$187,065	$163,000
Portfolio turnover rate	41%	25%	26%	40%	32%

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2006	2005	2004	2003	2002
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.95	$12.63	$11.59	$8.52	$8.86
Income (loss) from investment operations:
Net investment loss‡	(0.11)	(0.09)	(0.09)	(0.09)	(0.10)
Net realized and unrealized gain (loss)	3.87	2.41	1.13	3.16	(0.24)
Total income (loss) from investment operations	3.76	2.32	1.04	3.07	(0.34)
Net asset value, end of period	$18.71	$14.95	$12.63	$11.59	$8.52
Total Return†	25.15%	18.37%	8.97%	36.03%	(3.84)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	2.48%	2.55%	2.51%	2.72%	2.47%
Net investment loss	(0.67)%	(0.68)%	(0.73)%	(0.93)%	(0.99)%
Supplemental Data:
Net assets, end of period, in thousands	$8,027	$6,197	$7,885	$7,718	$3,182
Portfolio turnover rate	41%	25%	26%	40%	32%

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2006	2005	2004	2003	2002
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$15.71	$13.14	$11.94	$8.68	$8.96
Income (loss) from investment operations:
Net investment income (loss)‡	0.05	0.11	0.03	0.00	(0.02)
Net realized and unrealized gain (loss)	4.09	2.46	1.17	3.26	(0.26)
Total income (loss) from investment operations	4.14	2.57	1.20	3.26	(0.28)
Net asset value, end of period	$19.85	$15.71	$13.14	$11.94	$8.68
Total Return†	26.35%	19.56%	10.05%	37.56%	(3.12)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.52%	1.56%	1.51%	1.72%	1.64%
Net investment income (loss)	0.29%	0.31%	0.27%	0.07%	(0.16)%
Supplemental Data:
Net assets, end of period, in thousands	$2,120	$7,484	$2,559	$8,581	$5,518
Portfolio turnover rate	41%	25%	26%	40%	32%

  †  Calculated based on the net asset value as of the last business day of the period.

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
Morgan Stanley Pacific Growth Fund Inc.:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Pacific Growth Fund Inc. (the "Fund"), including the portfolio of investments, as of October 31, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Pacific Growth Fund Inc. as of October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
December 21, 2006

Morgan Stanley Pacific Growth Fund Inc.

Results of Special Shareholder Meeting (unaudited)

On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The proposals failed to obtain the necessary quorum in order to hold the meeting, and, therefore, the meeting was adjourned until August 23, 2006 and later adjourned to September 27, 2006, to permit further solicitation of proxies. The meeting was held on September 27, 2006 and the voting results with respect to these proposals were as follows:

(1) Election of Directors:

	For	Withhold	Abstain	BNV*
Frank L. Bowman	5,242,302	265,262	0	0
Kathleen A. Dennis	5,254,693	252,871	0	0
James F. Higgins	5,236,608	270,956	0	0
Joseph J. Kearns	5,239,074	268,490	0	0
Michael F. Klein	5,241,345	266,219	0	0
W. Allen Reed	5,244,719	262,845	0	0
Fergus Reid	5,238,569	268,995	0	0

(2) Elimination of certain fundamental investment restrictions:

	For	Against	Abstain	BNV*
Elimination of the fundamental policy restricting the Fund's ability to pledge assets	4,370,236	295,169	191,569	650,590
Elimination of the fundamental policy restricting purchases of securities on margin	4,373,132	296,136	187,706	650,590
Elimination of the fundamental policy prohibiting investments in oil, gas, and other types of minerals or mineral leases	4,430,355	241,775	184,844	650,590
Elimination of the fundamental policy prohibiting investments for purposes of exercising control	4,409,006	261,360	186,608	650,590
Elimination of the fundamental policy regarding investments in unseasoned companies	4,381,880	279,828	195,266	650,590

(3) Modify certain fundamental investment restrictions:

	For	Against	Abstain	BNV*
Modify fundamental policy regarding diversification	4,426,117	249,162	181,695	650,590
Modify fundamental policy regarding borrowing money	4,368,187	297,852	190,935	650,590
Modify fundamental policy regarding loans	4,376,837	293,383	186,754	650,590
Modify fundamental policy regarding investment in commodities, commodity contracts and futures contracts	4,378,581	286,278	192,115	650,590
Modify fundamental policy regarding issuance of senior securities	4,401,144	262,335	193,495	650,590

Morgan Stanley Pacific Growth Fund Inc.

Results of Special Shareholder Meeting (unaudited) continued

(4) Reclassify certain fundamental policies as non-fundamental policies:

	For	Against	Abstain	BNV*
Reclassification as non-fundamental the fundamental policy regarding the short sale of securities	4,367,387	288,323	201,264	650,590
Reclassification as non-fundamental the fundamental policy prohibiting investments in other investment companies	4,398,476	271,612	186,886	650,590
Reclassification as non-fundamental the fundamental policy prohibiting or limiting investments in illiquid or restricted securities	4,379,337	279,130	198,507	650,590

  *  Broker "non-votes" are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

Morgan Stanley Pacific Growth Fund Inc.

Director and Officer Information (unaudited)

Independent Directors:

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Director**	Other Directorships Held by Independent Director
Frank L. Bowman (61) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006) formerly variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator – Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	163	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (65) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since April 1994	Private investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	173	Director of various business organizations.

Morgan Stanley Pacific Growth Fund Inc.

Director and Officer Information (unaudited) continued

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Director**	Other Directorships Held by Independent Director
Kathleen A. Dennis (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	163	None.

Edwin J. Garn (74) 1031 N. Chartwell Court Salt Lake City, UT 84103	Director	Since January 1993	Consultant; Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); Member of the Utah Regional Advisory Board of Pacific Corp. (utility company); formerly Managing Director of Summit Ventures LLC (lobbying and consulting firm) (2000-2004); United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	173	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), Escrow Bank USA (industrial loan corporation); United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (72) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since September 1997	Retired; Director or Trustee of the Retail Funds; (Since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	173	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley Pacific Growth Fund Inc.

Director and Officer Information (unaudited) continued

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Director**	Other Directorships Held by Independent Director
Dr. Manuel H. Johnson (57) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Director	Since July 1991	Senior Partner, Johnson Smick International, Inc., (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (64) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Director	Since July 2003	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.

Michael F. Klein (47) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Chief Operating Officer and Managing Director, Aetos Capital, LLC (since March 2000); Chairman of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee (since August 2006) of various Retail Funds and Institutional Funds; formerly Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	163	Director of certain investment funds managed or sponsored by Aetos Capital LLC.

Morgan Stanley Pacific Growth Fund Inc.

Director and Officer Information (unaudited) continued

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Director**	Other Directorships Held by Independent Director
Michael E. Nugent (70) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairman of the Board and Director	Chairman of the Board since July 2006 and Director since July 1991	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Boards of the Retail Funds and Institutional Funds (since July 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Chairperson of the Insurance Committee (until July 2006); Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.

W. Allen Reed (59) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Chairperson of the Equity Sub-Commitee of the Investment Committee (since October 2006) and Director or Trustee (since August 2006) of various Retail Funds and Institutional Funds. President and CEO of General Motors Asset Management; Formerly Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	163	Director of GMAC (financial services), GMAC Insurance Holdings and Temple-Inland Industries (packaging, banking and forest products); member of the Board of Executives of the Morgan Stanley Capital International Editorial Board; Director of Legg Mason and Director of various investment fund advisory boards.

Fergus Reid (74) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Director	Since July 2003	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Pacific Growth Fund Inc.

Director and Officer Information (unaudited) continued

Interested Director:

Name, Age and Address of Interested Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Director**	Other Directorships Held by Interested Director
James F. Higgins (58) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Director	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  This is the earliest date the Director began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").

  **  The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.) as of October 31, 2006.

Morgan Stanley Pacific Growth Fund Inc.

Director and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (67) 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.

J. David Germany (52) Morgan Stanley Investment Management Ltd. 25 Cabot Square Canary Wharf, London United Kingdom E144QA	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail and Institutional Funds (since February 2006).

Dennis F. Shea (53) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Barry Fink (51) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 1997	Managing Director of Morgan Stanley Investment Management; Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds and (since July 2003) the Institutional Funds. Formerly, Secretary, General Counsel and/or Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary and General Counsel of the Retail Funds.

Amy R. Doberman (44) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000 to July 2004).

Carsten Otto (42) 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004	Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, Assistant Secretary and Assistant General Counsel of the Retail Funds.

Morgan Stanley Pacific Growth Fund Inc.

Director and Officer Information (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Stefanie V. Chang Yu (39) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since December1997	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Francis J. Smith (41) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002 to July 2003).

Mary E. Mullin (39) 1221 Avenue of the Americas New York, NY 10020	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

* This is the earliest date the Officer began serving the Retail Funds or the Institutional Funds.

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Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

Sub-Advisers

Morgan Stanley Asset & Investment Trust Management Co., Limited
Yebisu Garden Place Tower, 20-3
Ebisu 4-chome, Shibuya-ku
Tokyo, Japan 150-6009

Morgan Stanley Investment Management Company
23 Church Street, 1601 Capital Square
Singapore 049481

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2006 Morgan Stanley

RA06-01136P-Y10/06-TGRRPT-ANR

MORGAN STANLEY FUNDS

Morgan Stanley
Pacific Growth Fund

Annual Report

October 31, 2006

Item 2.  Code of Ethics.

(a)           The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)           No information need be disclosed pursuant to this paragraph.

(c)           Not applicable.

(d)           Not applicable.

(e)           Not applicable.

(f)

(1)           The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)           Not applicable.

(3)           Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Directors has determined that Joseph J. Kearns, an “independent” Director, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2006

	Registrant		Covered Entities(1)
Audit Fees	$43,300		N/A

Non-Audit Fees
Audit-Related Fees	$531	(2)	$5,217,590	(2)
Tax Fees	$6,980	(3)	$1,472,895	(4)
All Other Fees	$—		$
Total Non-Audit Fees	$7,511		$6,690,485

Total	$50,811		$6,690,485

2005

	Registrant		Covered Entities(1)
Audit Fees	$42,145		N/A

Non-Audit Fees
Audit-Related Fees	$540	(2)	$3,215,745	(2)
Tax Fees	$7,301	(3)	$24,000	(4)
All Other Fees	$—		$—
Total Non-Audit Fees	$7,841		$3,239,745

Total	$49,986		$3,239,745

N/A- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
(2)

Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.
(4)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE
AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY AND PROCEDURES
OF THE
MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)                                  This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)     Not applicable.

(g)    See table above.

(h)    The audit committee of the Board of Directors has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Frank Bowman, Wayne Hedien, Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Pacific Growth Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 19, 2006